FINANCIAL INVESTORS TRUST

(THE “TRUST”)

The Disciplined Growth Investors Fund

(the “Fund”)

SUPPLEMENT DATED JULY 26, 2024 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 31, 2023, AS SUPPLEMENTED

Effective immediately, the tables in the “Trustees and Officers” section in the Fund’s Statement of Information are deleted and replaced in its entirety with the following information:

INDEPENDENT TRUSTEES

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years***
Mary K. Anstine, 1940	Trustee	Since 1997	Ms. Anstine is Trustee/Director of AV Hunter Trust and Colorado Uplift Board.	17	Ms. Anstine is a Trustee of ALPS ETF Trust (24 funds); ALPS Variable Investment Trust (7 funds); Reaves Utility Income Fund (1 fund); and Segall Bryant & Hamill Trust through December 2020 (14 funds).
Edmund J. Burke, 1961	Trustee	Since 2009	Mr. Burke joined ALPS in 1991 and served as the President and Director of ALPS Holdings, Inc., and ALPS Advisors, Inc., and Director of ALPS Distributors, Inc., ALPS Fund Services, Inc. (“ALPS”), and ALPS Portfolio Solutions Distributor, Inc. (collectively, the “ALPS Companies”). Mr. Burke retired from the ALPS Companies in June 2019. Mr. Burke is currently a partner at ETF Action, a web-based system that provides data and analytics to registered investment advisers, (since 2020) and a Director of Blue Biofuels (since 2020) and Alliance Bioenergy Plus, Inc., a technology company focused on emerging technologies in the renewable energy, biofuels, and bioplastics technology sectors (since 2020).	17	Mr. Burke is a Trustee of ALPS ETF Trust (24 funds); Clough Global Dividend and Income Fund (1 fund); Clough Global Equity Fund (1 fund); Clough Global Opportunities Fund (1 fund); Liberty All-Star Equity Fund (1 fund); and Director of the Liberty All-Star Growth Fund, Inc. (1 fund).

Jeremy W. Deems, 1976	Trustee	Since 2009	Mr. Deems is the Co-Founder and Chief Financial Officer of Green Alpha Advisors, LLC, a registered investment advisor, and Co-Portfolio Manager of the AXS Green Alpha ETF.	17	Mr. Deems is a Trustee of ALPS ETF Trust (24 funds); ALPS Variable Investment Trust (7 funds); and Reaves Utility Income Fund (1 fund).
Jerry G. Rutledge, 1944	Trustee	Since 2009	Mr. Rutledge is the President and owner of Rutledge’s Inc., a retail clothing business.	17	Mr. Rutledge is a Trustee of Clough Global Dividend and Income Fund (1 fund); Clough Global Equity Fund (1 fund); Clough Global Opportunities Fund (1 fund); and Principal Real Estate Income Fund (1 fund).
Michael “Ross” Shell, 1970	Trustee and Chairman	Since 2009; Chairman Since 2024	Mr. Shell is Founder and CEO of Red Idea, LLC, a strategic consulting/early stage venture firm (since June 2008). Mr. Shell is currently the CEO of TalkBox, a phone/privacy booth company and key venture of Red Idea, LLC (since 2023) and a board member of DLVR, a package security company (since 2018). Mr. Shell serves on the Finance Committee serving the Board of Directors of Children’s Hospital of Colorado (since 2023) and served on the Advisory Board, St. Vrain School District Innovation Center (from 2015-2018). Mr. Shell graduated with honors from Stanford University with a degree in Political Science.	17	None.

OFFICERS

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***
Lucas Foss, 1977	President	Since 2022	Mr. Foss rejoined ALPS in November 2017 and is currently Director, Fund Compliance and Governance. Prior to his current role, Mr. Foss served as the Director of Compliance at Transamerica Asset Management (2015-2017) and Deputy Chief Compliance Officer at ALPS (2012-2015). Mr. Foss is President of ALPS Series Trust and Chief Compliance Officer of Bluerock Total Income + Real Estate Fund; Bluerock High Income Institutional Credit Fund; SPDR® S&P 500® ETF Trust, SPDR® Dow Jones® Industrial Average ETF Trust, and SPDR® S&P MIDCAP 400® ETF Trust.
Jennell Panella, 1974	Treasurer	Since 2020	Ms. Panella joined ALPS in June 2012 and is currently Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Panella served as Financial Reporting Manager for Parker Global Strategies, LLC (2009-2012).
Paul Holland, 1966	Assistant Treasurer	Since 2024	Mr. Holland joined ALPS in July 2022 and is currently a Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Mr. Holland held the position of analyst/manager at JP Morgan Chase & Co., consultant/manager at Brown Brothers Harriman & Co., analyst/AVP at Wellington Management Company, LLP and controller at real estate firms John J. Flatley Company and The Revival Companies.
Ted Uhl, 1974	Chief Compliance Officer (“CCO”)	Since 2010	Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS. Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint. Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Uhl is also CCO of ALPS Interval Fund Platform, Centre Funds, GraniteShares ETF Trust, Axonic Funds, Accordant ODCE Index Fund and FS MVP Private Markets Fund. Mr. Uhl formerly served as CCO of the Boulder Growth & Income Fund, Inc., Index Funds and Reality Shares ETF Trust.

Brendan Hamill, 1986	Secretary	Since 2024	Mr. Hamill rejoined ALPS in April 2024, and is currently Vice President and Principal Legal Counsel. Prior to his current role, Mr. Hamill was an Attorney-Adviser at the U.S. Securities and Exchange Commission (October 2022-March 2024), Vice President and Principal Legal Counsel ALPS (August 2021-October 2022), and an attorney at Lewis Brisbois Bisgaard & Smith, LLP (law firm) (December 2018-August 2021). Mr. Hamill also serves as Secretary of each of the ALPS ETF Trust, ALPS Variable Investment Trust, and the Principal Real Estate Income Fund.
Sheri Zetterower, 1963	Assistant Secretary	Since 2023	Ms. Zetterower rejoined ALPS in August 2022 and is currently a Senior Paralegal of ALPS Fund Services, Inc. Prior to her current role, Ms. Zetterower worked at Ultimus Fund Solutions, Inc. (November 2020 – August 2022) and ALPS Fund Services, Inc. (April 2013 – October 2020).
Benjamin Winograd, 1993	Assistant Secretary	Since 2023	Mr. Winograd joined ALPS in June 2023 and is currently Principal Legal Counsel. Prior to joining ALPS, Mr. Winograd was the Director of Enforcement at AdvisorLaw (law firm) from February 2020-August 2022. He also serves as Assistant Secretary of AVIT.

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.
**	This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustees successor is elected and appointed, or such Trustee resigns or is deceased. Officers are elected on an annual basis.
***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.
****	The Fund Complex includes all series of the Trust, currently 17, and any other investment companies for which Disciplined Growth Investors, Inc. provides investment advisory services (currently none).

In addition, the Trustee information for Jeremy W. Deems found under the “Additional Information About the Trustees’ Qualifications and Experience” is deleted and replaced with the following:

Jeremy W. Deems

Mr. Deems has been an Independent Trustee of the Trust since March 11, 2008. In 2007, Mr. Deems co-founded Green Alpha Advisors, LLC, a registered investment adviser, for which he currently serves as Chief Financial Officer and Chief Compliance Officer. He is also a co-portfolio manager of the AXS Green Alpha ETF. Prior to co-founding Green Alpha Advisors, Mr. Deems was CFO of Forward Management, LLC, investment advisor to the Forward Funds and Sierra Club Mutual Funds, where he was also co-portfolio manager to the Sierra Club Stock Fund. In addition, he was the CFO of ReFlow Management Co., LLC. Prior to joining Forward and ReFlow, he served as Regional Marketing Assistant within the Investment Consulting Services Group at Morgan Stanley Dean Witter. Mr. Deems received a B.S. and a MBA in finance from Saint Mary’s College of California and was a licensed Certified Public Accountant from 2001 to 2016. He was selected to serve as a Trustee of the Trust based on his business, financial services, accounting and investment management experience.

In addition, the Trustee information for Edmund J. Burke found under the “Additional Information About the Trustees’ Qualifications and Experience” is deleted and replaced with the following:

Edmund J. Burke

Mr. Burke has been an Independent Trustee of the Trust since June 14, 2022. Prior to that he served as an Interested Trustee of the Trust beginning August 7, 2009. Mr. Burke joined ALPS Fund Services, Inc., the Funds’ administrator, in 1991 and retired in 2019. He previously served as Director of ALPS Holdings, Inc., ALPS Fund Services, Inc., ALPS Advisors, Inc., ALPS Distributors, Inc., the Funds’ principal underwriter, and ALPS Portfolio Solutions Distributor, Inc. Mr. Burke has over 20 years of financial services and investment management experience. Before joining ALPS, Mr. Burke was a Regional Vice President for the Pioneer Funds in Boston and has also worked with Fidelity. Mr. Burke has a B.A. in Economics from the University of New Hampshire. He was selected to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST

(THE “TRUST”)

Emerald Finance and Banking Innovation Fund

Emerald Growth Fund

Emerald Insights Fund

(the “Funds”)

SUPPLEMENT DATED JULY 26, 2024 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 31, 2023, AS SUPPLEMENTED

Effective immediately, the tables in the “Trustees and Officers” section in the Funds’ Statement of Information are deleted and replaced in its entirety with the following information:

INDEPENDENT TRUSTEES

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years***
Mary K. Anstine, 1940	Trustee	Since 1997	Ms. Anstine is Trustee/Director of AV Hunter Trust and Colorado Uplift Board.	17	Ms. Anstine is a Trustee of ALPS ETF Trust (24 funds); ALPS Variable Investment Trust (7 funds); Reaves Utility Income Fund (1 fund); and Segall Bryant & Hamill Trust through December 2020 (14 funds).
Edmund J. Burke, 1961	Trustee	Since 2009	Mr. Burke joined ALPS in 1991 and served as the President and Director of ALPS Holdings, Inc., and ALPS Advisors, Inc., and Director of ALPS Distributors, Inc., ALPS Fund Services, Inc. (“ALPS”), and ALPS Portfolio Solutions Distributor, Inc. (collectively, the “ALPS Companies”). Mr. Burke retired from the ALPS Companies in June 2019. Mr. Burke is currently a partner at ETF Action, a web-based system that provides data and analytics to registered investment advisers, (since 2020) and a Director of Blue Biofuels (since 2020) and Alliance Bioenergy Plus, Inc., a technology company focused on emerging technologies in the renewable energy, biofuels, and bioplastics technology sectors (since 2020).	17	Mr. Burke is a Trustee of ALPS ETF Trust (24 funds); Clough Global Dividend and Income Fund (1 fund); Clough Global Equity Fund (1 fund); Clough Global Opportunities Fund (1 fund); Liberty All-Star Equity Fund (1 fund); and Director of the Liberty All-Star Growth Fund, Inc. (1 fund).

Jeremy W. Deems, 1976	Trustee	Since 2009	Mr. Deems is the Co-Founder and Chief Financial Officer of Green Alpha Advisors, LLC, a registered investment advisor, and Co-Portfolio Manager of the AXS Green Alpha ETF.	17	Mr. Deems is a Trustee of ALPS ETF Trust (24 funds); ALPS Variable Investment Trust (7 funds); and Reaves Utility Income Fund (1 fund).
Jerry G. Rutledge, 1944	Trustee	Since 2009	Mr. Rutledge is the President and owner of Rutledge’s Inc., a retail clothing business.	17	Mr. Rutledge is a Trustee of Clough Global Dividend and Income Fund (1 fund); Clough Global Equity Fund (1 fund); Clough Global Opportunities Fund (1 fund); and Principal Real Estate Income Fund (1 fund).
Michael “Ross” Shell, 1970	Trustee and Chairman	Since 2009; Chairman Since 2024	Mr. Shell is Founder and CEO of Red Idea, LLC, a strategic consulting/early stage venture firm (since June 2008). Mr. Shell is currently the CEO of TalkBox, a phone/privacy booth company and key venture of Red Idea, LLC (since 2023) and a board member of DLVR, a package security company (since 2018). Mr. Shell serves on the Finance Committee serving the Board of Directors of Children’s Hospital of Colorado (since 2023) and served on the Advisory Board, St. Vrain School District Innovation Center (from 2015-2018). Mr. Shell graduated with honors from Stanford University with a degree in Political Science.	17	None.

OFFICERS

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***
Lucas Foss, 1977	President	Since 2022	Mr. Foss rejoined ALPS in November 2017 and is currently Director, Fund Compliance and Governance. Prior to his current role, Mr. Foss served as the Director of Compliance at Transamerica Asset Management (2015-2017) and Deputy Chief Compliance Officer at ALPS (2012-2015). Mr. Foss is President of ALPS Series Trust and Chief Compliance Officer of Bluerock Total Income + Real Estate Fund; Bluerock High Income Institutional Credit Fund; SPDR® S&P 500® ETF Trust, SPDR® Dow Jones® Industrial Average ETF Trust, and SPDR® S&P MIDCAP 400® ETF Trust.
Jennell Panella, 1974	Treasurer	Since 2020	Ms. Panella joined ALPS in June 2012 and is currently Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Panella served as Financial Reporting Manager for Parker Global Strategies, LLC (2009-2012).
Paul Holland, 1966	Assistant Treasurer	Since 2024	Mr. Holland joined ALPS in July 2022 and is currently a Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Mr. Holland held the position of analyst/manager at JP Morgan Chase & Co., consultant/manager at Brown Brothers Harriman & Co., analyst/AVP at Wellington Management Company, LLP and controller at real estate firms John J. Flatley Company and The Revival Companies.
Ted Uhl, 1974	Chief Compliance Officer (“CCO”)	Since 2010	Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS. Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint. Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Uhl is also CCO of ALPS Interval Fund Platform, Centre Funds, GraniteShares ETF Trust, Axonic Funds, Accordant ODCE Index Fund and FS MVP Private Markets Fund. Mr. Uhl formerly served as CCO of the Boulder Growth & Income Fund, Inc., Index Funds and Reality Shares ETF Trust.

Brendan Hamill, 1986	Secretary	Since 2024	Mr. Hamill rejoined ALPS in April 2024, and is currently Vice President and Principal Legal Counsel. Prior to his current role, Mr. Hamill was an Attorney-Adviser at the U.S. Securities and Exchange Commission (October 2022-March 2024), Vice President and Principal Legal Counsel ALPS (August 2021-October 2022), and an attorney at Lewis Brisbois Bisgaard & Smith, LLP (law firm) (December 2018-August 2021). Mr. Hamill also serves as Secretary of each of the ALPS ETF Trust, ALPS Variable Investment Trust, and the Principal Real Estate Income Fund.
Sheri Zetterower, 1963	Assistant Secretary	Since 2023	Ms. Zetterower rejoined ALPS in August 2022 and is currently a Senior Paralegal of ALPS Fund Services, Inc. Prior to her current role, Ms. Zetterower worked at Ultimus Fund Solutions, Inc. (November 2020 – August 2022) and ALPS Fund Services, Inc. (April 2013 – October 2020).
Benjamin Winograd, 1993	Assistant Secretary	Since 2023	Mr. Winograd joined ALPS in June 2023 and is currently Principal Legal Counsel. Prior to joining ALPS, Mr. Winograd was the Director of Enforcement at AdvisorLaw (law firm) from February 2020-August 2022. He also serves as Assistant Secretary of AVIT.

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.
**	This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustees successor is elected and appointed, or such Trustee resigns or is deceased. Officers are elected on an annual basis.
***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.
****	The Fund Complex includes all series of the Trust, currently 17, and any other investment companies for which Emerald Mutual Fund Advisers Trust provides investment advisory services (currently none).

In addition, the Trustee information for Jeremy W. Deems found under the “Additional Information About the Trustees’ Qualifications and Experience” is deleted and replaced with the following:

Jeremy W. Deems

Mr. Deems has been an Independent Trustee of the Trust since March 11, 2008. In 2007, Mr. Deems co-founded Green Alpha Advisors, LLC, a registered investment adviser, for which he currently serves as Chief Financial Officer and Chief Compliance Officer. He is also a co-portfolio manager of the AXS Green Alpha ETF. Prior to co-founding Green Alpha Advisors, Mr. Deems was CFO of Forward Management, LLC, investment advisor to the Forward Funds and Sierra Club Mutual Funds, where he was also co-portfolio manager to the Sierra Club Stock Fund. In addition, he was the CFO of ReFlow Management Co., LLC. Prior to joining Forward and ReFlow, he served as Regional Marketing Assistant within the Investment Consulting Services Group at Morgan Stanley Dean Witter. Mr. Deems received a B.S. and a MBA in finance from Saint Mary’s College of California and was a licensed Certified Public Accountant from 2001 to 2016. He was selected to serve as a Trustee of the Trust based on his business, financial services, accounting and investment management experience.

In addition, the Trustee information for Edmund J. Burke found under the “Additional Information About the Trustees’ Qualifications and Experience” is deleted and replaced with the following:

Edmund J. Burke

Mr. Burke has been an Independent Trustee of the Trust since June 14, 2022. Prior to that he served as an Interested Trustee of the Trust beginning August 7, 2009. Mr. Burke joined ALPS Fund Services, Inc., the Funds’ administrator, in 1991 and retired in 2019. He previously served as Director of ALPS Holdings, Inc., ALPS Fund Services, Inc., ALPS Advisors, Inc., ALPS Distributors, Inc., the Funds’ principal underwriter, and ALPS Portfolio Solutions Distributor, Inc. Mr. Burke has over 20 years of financial services and investment management experience. Before joining ALPS, Mr. Burke was a Regional Vice President for the Pioneer Funds in Boston and has also worked with Fidelity. Mr. Burke has a B.A. in Economics from the University of New Hampshire. He was selected to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST

(THE “TRUST”)

Seafarer Overseas Growth and Income Fund

Seafarer Overseas Value Fund

(the “Funds”)

SUPPLEMENT DATED JULY 26, 2024 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 31, 2023, AS SUPPLEMENTED

Effective immediately, the tables in the “Trustees and Officers” section in the Funds’ Statement of Information are deleted and replaced in its entirety with the following information:

INDEPENDENT TRUSTEES

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years***
Mary K. Anstine, 1940	Trustee	Since 1997	Ms. Anstine is Trustee/Director of AV Hunter Trust and Colorado Uplift Board.	17	Ms. Anstine is a Trustee of ALPS ETF Trust (24 funds); ALPS Variable Investment Trust (7 funds); Reaves Utility Income Fund (1 fund); and Segall Bryant & Hamill Trust through December 2020 (14 funds).
Edmund J. Burke, 1961	Trustee	Since 2009	Mr. Burke joined ALPS in 1991 and served as the President and Director of ALPS Holdings, Inc., and ALPS Advisors, Inc., and Director of ALPS Distributors, Inc., ALPS Fund Services, Inc. (“ALPS”), and ALPS Portfolio Solutions Distributor, Inc. (collectively, the “ALPS Companies”). Mr. Burke retired from the ALPS Companies in June 2019. Mr. Burke is currently a partner at ETF Action, a web-based system that provides data and analytics to registered investment advisers, (since 2020) and a Director of Blue Biofuels (since 2020) and Alliance Bioenergy Plus, Inc., a technology company focused on emerging technologies in the renewable energy, biofuels, and bioplastics technology sectors (since 2020).	17	Mr. Burke is a Trustee of ALPS ETF Trust (24 funds); Clough Global Dividend and Income Fund (1 fund); Clough Global Equity Fund (1 fund); Clough Global Opportunities Fund (1 fund); Liberty All-Star Equity Fund (1 fund); and Director of the Liberty All-Star Growth Fund, Inc. (1 fund).

Jeremy W. Deems, 1976	Trustee	Since 2009	Mr. Deems is the Co-Founder and Chief Financial Officer of Green Alpha Advisors, LLC, a registered investment advisor, and Co-Portfolio Manager of the AXS Green Alpha ETF.	17	Mr. Deems is a Trustee of ALPS ETF Trust (24 funds); ALPS Variable Investment Trust (7 funds); and Reaves Utility Income Fund (1 fund).
Jerry G. Rutledge, 1944	Trustee	Since 2009	Mr. Rutledge is the President and owner of Rutledge’s Inc., a retail clothing business.	17	Mr. Rutledge is a Trustee of Clough Global Dividend and Income Fund (1 fund); Clough Global Equity Fund (1 fund); Clough Global Opportunities Fund (1 fund); and Principal Real Estate Income Fund (1 fund).
Michael “Ross” Shell, 1970	Trustee and Chairman	Since 2009; Chairman Since 2024	Mr. Shell is Founder and CEO of Red Idea, LLC, a strategic consulting/early stage venture firm (since June 2008). Mr. Shell is currently the CEO of TalkBox, a phone/privacy booth company and key venture of Red Idea, LLC (since 2023) and a board member of DLVR, a package security company (since 2018). Mr. Shell serves on the Finance Committee serving the Board of Directors of Children’s Hospital of Colorado (since 2023) and served on the Advisory Board, St. Vrain School District Innovation Center (from 2015-2018). Mr. Shell graduated with honors from Stanford University with a degree in Political Science.	17	None.

OFFICERS

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***
Lucas Foss, 1977	President	Since 2022	Mr. Foss rejoined ALPS in November 2017 and is currently Director, Fund Compliance and Governance. Prior to his current role, Mr. Foss served as the Director of Compliance at Transamerica Asset Management (2015-2017) and Deputy Chief Compliance Officer at ALPS (2012-2015). Mr. Foss is President of ALPS Series Trust and Chief Compliance Officer of Bluerock Total Income + Real Estate Fund; Bluerock High Income Institutional Credit Fund; SPDR® S&P 500® ETF Trust, SPDR® Dow Jones® Industrial Average ETF Trust, and SPDR® S&P MIDCAP 400® ETF Trust.
Jennell Panella, 1974	Treasurer	Since 2020	Ms. Panella joined ALPS in June 2012 and is currently Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Panella served as Financial Reporting Manager for Parker Global Strategies, LLC (2009-2012).
Paul Holland, 1966	Assistant Treasurer	Since 2024	Mr. Holland joined ALPS in July 2022 and is currently a Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Mr. Holland held the position of analyst/manager at JP Morgan Chase & Co., consultant/manager at Brown Brothers Harriman & Co., analyst/AVP at Wellington Management Company, LLP and controller at real estate firms John J. Flatley Company and The Revival Companies.
Ted Uhl, 1974	Chief Compliance Officer (“CCO”)	Since 2010	Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS. Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint. Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Uhl is also CCO of ALPS Interval Fund Platform, Centre Funds, GraniteShares ETF Trust, Axonic Funds, Accordant ODCE Index Fund and FS MVP Private Markets Fund. Mr. Uhl formerly served as CCO of the Boulder Growth & Income Fund, Inc., Index Funds and Reality Shares ETF Trust.

Brendan Hamill, 1986	Secretary	Since 2024	Mr. Hamill rejoined ALPS in April 2024, and is currently Vice President and Principal Legal Counsel. Prior to his current role, Mr. Hamill was an Attorney-Adviser at the U.S. Securities and Exchange Commission (October 2022-March 2024), Vice President and Principal Legal Counsel ALPS (August 2021-October 2022), and an attorney at Lewis Brisbois Bisgaard & Smith, LLP (law firm) (December 2018-August 2021). Mr. Hamill also serves as Secretary of each of the ALPS ETF Trust, ALPS Variable Investment Trust, and the Principal Real Estate Income Fund.
Sheri Zetterower, 1963	Assistant Secretary	Since 2023	Ms. Zetterower rejoined ALPS in August 2022 and is currently a Senior Paralegal of ALPS Fund Services, Inc. Prior to her current role, Ms. Zetterower worked at Ultimus Fund Solutions, Inc. (November 2020 – August 2022) and ALPS Fund Services, Inc. (April 2013 – October 2020).
Benjamin Winograd, 1993	Assistant Secretary	Since 2023	Mr. Winograd joined ALPS in June 2023 and is currently Principal Legal Counsel. Prior to joining ALPS, Mr. Winograd was the Director of Enforcement at AdvisorLaw (law firm) from February 2020-August 2022. He also serves as Assistant Secretary of AVIT.

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.
**	This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustees successor is elected and appointed, or such Trustee resigns or is deceased. Officers are elected on an annual basis.
***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.
****	The Fund Complex includes all series of the Trust, currently 17, and any other investment companies for which Seafarer Capital Partners, LLC provides investment advisory services (currently none).

In addition, the Trustee information for Jeremy W. Deems found under the “Additional Information About the Trustees’ Qualifications and Experience” is deleted and replaced with the following:

Jeremy W. Deems

Mr. Deems has been an Independent Trustee of the Trust since March 11, 2008. In 2007, Mr. Deems co-founded Green Alpha Advisors, LLC, a registered investment adviser, for which he currently serves as Chief Financial Officer and Chief Compliance Officer. He is also a co-portfolio manager of the AXS Green Alpha ETF. Prior to co-founding Green Alpha Advisors, Mr. Deems was CFO of Forward Management, LLC, investment advisor to the Forward Funds and Sierra Club Mutual Funds, where he was also co-portfolio manager to the Sierra Club Stock Fund. In addition, he was the CFO of ReFlow Management Co., LLC. Prior to joining Forward and ReFlow, he served as Regional Marketing Assistant within the Investment Consulting Services Group at Morgan Stanley Dean Witter. Mr. Deems received a B.S. and a MBA in finance from Saint Mary’s College of California and was a licensed Certified Public Accountant from 2001 to 2016. He was selected to serve as a Trustee of the Trust based on his business, financial services, accounting and investment management experience.

In addition, the Trustee information for Edmund J. Burke found under the “Additional Information About the Trustees’ Qualifications and Experience” is deleted and replaced with the following:

Edmund J. Burke

Mr. Burke has been an Independent Trustee of the Trust since June 14, 2022. Prior to that he served as an Interested Trustee of the Trust beginning August 7, 2009. Mr. Burke joined ALPS Fund Services, Inc., the Funds’ administrator, in 1991 and retired in 2019. He previously served as Director of ALPS Holdings, Inc., ALPS Fund Services, Inc., ALPS Advisors, Inc., ALPS Distributors, Inc., the Funds’ principal underwriter, and ALPS Portfolio Solutions Distributor, Inc. Mr. Burke has over 20 years of financial services and investment management experience. Before joining ALPS, Mr. Burke was a Regional Vice President for the Pioneer Funds in Boston and has also worked with Fidelity. Mr. Burke has a B.A. in Economics from the University of New Hampshire. He was selected to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST

(THE “TRUST”)

Vulcan Value Partners Fund

Vulcan Value Partners Small Cap Fund

(the “Funds”)

SUPPLEMENT DATED JULY 26, 2024 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 31, 2023, AS SUPPLEMENTED

Effective immediately, the tables in the “Trustees and Officers” section in the Fund’s Statement of Information are deleted and replaced in its entirety with the following information:

INDEPENDENT TRUSTEES

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years***
Mary K. Anstine, 1940	Trustee	Since 1997	Ms. Anstine is Trustee/Director of AV Hunter Trust and Colorado Uplift Board.	17	Ms. Anstine is a Trustee of ALPS ETF Trust (24 funds); ALPS Variable Investment Trust (7 funds); Reaves Utility Income Fund (1 fund); and Segall Bryant & Hamill Trust through December 2020 (14 funds).
Edmund J. Burke, 1961	Trustee	Since 2009	Mr. Burke joined ALPS in 1991 and served as the President and Director of ALPS Holdings, Inc., and ALPS Advisors, Inc., and Director of ALPS Distributors, Inc., ALPS Fund Services, Inc. (“ALPS”), and ALPS Portfolio Solutions Distributor, Inc. (collectively, the “ALPS Companies”). Mr. Burke retired from the ALPS Companies in June 2019. Mr. Burke is currently a partner at ETF Action, a web-based system that provides data and analytics to registered investment advisers, (since 2020) and a Director of Blue Biofuels (since 2020) and Alliance Bioenergy Plus, Inc., a technology company focused on emerging technologies in the renewable energy, biofuels, and bioplastics technology sectors (since 2020).	17	Mr. Burke is a Trustee of ALPS ETF Trust (24 funds); Clough Global Dividend and Income Fund (1 fund); Clough Global Equity Fund (1 fund); Clough Global Opportunities Fund (1 fund); Liberty All-Star Equity Fund (1 fund); and Director of the Liberty All-Star Growth Fund, Inc. (1 fund).

Jeremy W. Deems, 1976	Trustee	Since 2009	Mr. Deems is the Co-Founder and Chief Financial Officer of Green Alpha Advisors, LLC, a registered investment advisor, and Co-Portfolio Manager of the AXS Green Alpha ETF.	17	Mr. Deems is a Trustee of ALPS ETF Trust (24 funds); ALPS Variable Investment Trust (7 funds); and Reaves Utility Income Fund (1 fund).
Jerry G. Rutledge, 1944	Trustee	Since 2009	Mr. Rutledge is the President and owner of Rutledge’s Inc., a retail clothing business.	17	Mr. Rutledge is a Trustee of Clough Global Dividend and Income Fund (1 fund); Clough Global Equity Fund (1 fund); Clough Global Opportunities Fund (1 fund); and Principal Real Estate Income Fund (1 fund).
Michael “Ross” Shell, 1970	Trustee and Chairman	Since 2009; Chairman Since 2024	Mr. Shell is Founder and CEO of Red Idea, LLC, a strategic consulting/early stage venture firm (since June 2008). Mr. Shell is currently the CEO of TalkBox, a phone/privacy booth company and key venture of Red Idea, LLC (since 2023) and a board member of DLVR, a package security company (since 2018). Mr. Shell serves on the Finance Committee serving the Board of Directors of Children’s Hospital of Colorado (since 2023) and served on the Advisory Board, St. Vrain School District Innovation Center (from 2015-2018). Mr. Shell graduated with honors from Stanford University with a degree in Political Science.	17	None.

OFFICERS

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***
Lucas Foss, 1977	President	Since 2022	Mr. Foss rejoined ALPS in November 2017 and is currently Director, Fund Compliance and Governance. Prior to his current role, Mr. Foss served as the Director of Compliance at Transamerica Asset Management (2015-2017) and Deputy Chief Compliance Officer at ALPS (2012-2015). Mr. Foss is President of ALPS Series Trust and Chief Compliance Officer of Bluerock Total Income + Real Estate Fund; Bluerock High Income Institutional Credit Fund; SPDR® S&P 500® ETF Trust, SPDR® Dow Jones® Industrial Average ETF Trust, and SPDR® S&P MIDCAP 400® ETF Trust.
Jennell Panella, 1974	Treasurer	Since 2020	Ms. Panella joined ALPS in June 2012 and is currently Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Panella served as Financial Reporting Manager for Parker Global Strategies, LLC (2009-2012).
Paul Holland, 1966	Assistant Treasurer	Since 2024	Mr. Holland joined ALPS in July 2022 and is currently a Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Mr. Holland held the position of analyst/manager at JP Morgan Chase & Co., consultant/manager at Brown Brothers Harriman & Co., analyst/AVP at Wellington Management Company, LLP and controller at real estate firms John J. Flatley Company and The Revival Companies.
Ted Uhl, 1974	Chief Compliance Officer (“CCO”)	Since 2010	Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS. Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint. Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Uhl is also CCO of ALPS Interval Fund Platform, Centre Funds, GraniteShares ETF Trust, Axonic Funds, Accordant ODCE Index Fund and FS MVP Private Markets Fund. Mr. Uhl formerly served as CCO of the Boulder Growth & Income Fund, Inc., Index Funds and Reality Shares ETF Trust.

Brendan Hamill, 1986	Secretary	Since 2024	Mr. Hamill rejoined ALPS in April 2024, and is currently Vice President and Principal Legal Counsel. Prior to his current role, Mr. Hamill was an Attorney-Adviser at the U.S. Securities and Exchange Commission (October 2022-March 2024), Vice President and Principal Legal Counsel ALPS (August 2021-October 2022), and an attorney at Lewis Brisbois Bisgaard & Smith, LLP (law firm) (December 2018-August 2021). Mr. Hamill also serves as Secretary of each of the ALPS ETF Trust, ALPS Variable Investment Trust, and the Principal Real Estate Income Fund.
Sheri Zetterower, 1963	Assistant Secretary	Since 2023	Ms. Zetterower rejoined ALPS in August 2022 and is currently a Senior Paralegal of ALPS Fund Services, Inc. Prior to her current role, Ms. Zetterower worked at Ultimus Fund Solutions, Inc. (November 2020 – August 2022) and ALPS Fund Services, Inc. (April 2013 – October 2020).
Benjamin Winograd, 1993	Assistant Secretary	Since 2023	Mr. Winograd joined ALPS in June 2023 and is currently Principal Legal Counsel. Prior to joining ALPS, Mr. Winograd was the Director of Enforcement at AdvisorLaw (law firm) from February 2020-August 2022. He also serves as Assistant Secretary of AVIT.

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.
**	This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustees successor is elected and appointed, or such Trustee resigns or is deceased. Officers are elected on an annual basis.
***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.
****	The Fund Complex includes all series of the Trust, currently 17, and any other investment companies for which Vulcan Value Partners, LLC provides investment advisory services (currently none).

In addition, the Trustee information for Jeremy W. Deems found under the “Additional Information About the Trustees’ Qualifications and Experience” is deleted and replaced with the following:

Jeremy W. Deems

Mr. Deems has been an Independent Trustee of the Trust since March 11, 2008. In 2007, Mr. Deems co-founded Green Alpha Advisors, LLC, a registered investment adviser, for which he currently serves as Chief Financial Officer and Chief Compliance Officer. He is also a co-portfolio manager of the AXS Green Alpha ETF. Prior to co-founding Green Alpha Advisors, Mr. Deems was CFO of Forward Management, LLC, investment advisor to the Forward Funds and Sierra Club Mutual Funds, where he was also co-portfolio manager to the Sierra Club Stock Fund. In addition, he was the CFO of ReFlow Management Co., LLC. Prior to joining Forward and ReFlow, he served as Regional Marketing Assistant within the Investment Consulting Services Group at Morgan Stanley Dean Witter. Mr. Deems received a B.S. and a MBA in finance from Saint Mary’s College of California and was a licensed Certified Public Accountant from 2001 to 2016. He was selected to serve as a Trustee of the Trust based on his business, financial services, accounting and investment management experience.

In addition, the Trustee information for Edmund J. Burke found under the “Additional Information About the Trustees’ Qualifications and Experience” is deleted and replaced with the following:

Edmund J. Burke

Mr. Burke has been an Independent Trustee of the Trust since June 14, 2022. Prior to that he served as an Interested Trustee of the Trust beginning August 7, 2009. Mr. Burke joined ALPS Fund Services, Inc., the Funds’ administrator, in 1991 and retired in 2019. He previously served as Director of ALPS Holdings, Inc., ALPS Fund Services, Inc., ALPS Advisors, Inc., ALPS Distributors, Inc., the Funds’ principal underwriter, and ALPS Portfolio Solutions Distributor, Inc. Mr. Burke has over 20 years of financial services and investment management experience. Before joining ALPS, Mr. Burke was a Regional Vice President for the Pioneer Funds in Boston and has also worked with Fidelity. Mr. Burke has a B.A. in Economics from the University of New Hampshire. He was selected to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST

(THE “TRUST”)

ALPS Global Opportunity Fund

RiverFront Asset Allocation Growth & Income

ALPS | Smith Total Return Bond Fund

ALPS | Smith Short Duration Bond Fund

ALPS | Smith Balanced Opportunity Fund

ALPS | Smith Credit Opportunities Fund

(the “Funds”)

SUPPLEMENT DATED JULY 26, 2024 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2024, AS SUPPLEMENTED

Effective immediately, the tables in the “Trustees and Officers” section in the Funds’ Statement of Information are deleted and replaced in its entirety with the following information:

INDEPENDENT TRUSTEES

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years***
Mary K. Anstine, 1940	Trustee	Since 1997	Ms. Anstine is Trustee/Director of AV Hunter Trust and Colorado Uplift Board.	48	Ms. Anstine is a Trustee of ALPS ETF Trust (24 funds); ALPS Variable Investment Trust (7 funds); Reaves Utility Income Fund (1 fund); and Segall Bryant & Hamill Trust through December 2020 (14 funds).
Edmund J. Burke, 1961	Trustee	Since 2009	Mr. Burke joined ALPS in 1991 and served as the President and Director of ALPS Holdings, Inc., and ALPS Advisors, Inc., and Director of ALPS Distributors, Inc., ALPS Fund Services, Inc. (“ALPS”), and ALPS Portfolio Solutions Distributor, Inc. (collectively, the “ALPS Companies”). Mr. Burke retired from the ALPS Companies in June 2019. Mr. Burke is currently a partner at ETF Action, a web-based system that provides data and analytics to registered investment advisers, (since 2020) and a Director of Blue Biofuels (since 2020) and Alliance Bioenergy Plus, Inc., a technology company focused on emerging technologies in the renewable energy, biofuels, and bioplastics technology sectors (since 2020).	43	Mr. Burke is a Trustee of ALPS ETF Trust (24 funds); Clough Global Dividend and Income Fund (1 fund); Clough Global Equity Fund (1 fund); Clough Global Opportunities Fund (1 fund); Liberty All-Star Equity Fund (1 fund); and Director of the Liberty All-Star Growth Fund, Inc. (1 fund).

Jeremy W. Deems, 1976	Trustee	Since 2009	Mr. Deems is the Co-Founder and Chief Financial Officer of Green Alpha Advisors, LLC, a registered investment advisor, and Co-Portfolio Manager of the AXS Green Alpha ETF.	48	Mr. Deems is a Trustee of ALPS ETF Trust (24 funds); ALPS Variable Investment Trust (7 funds); and Reaves Utility Income Fund (1 fund).
Jerry G. Rutledge, 1944	Trustee	Since 2009	Mr. Rutledge is the President and owner of Rutledge’s Inc., a retail clothing business.	18	Mr. Rutledge is a Trustee of Clough Global Dividend and Income Fund (1 fund); Clough Global Equity Fund (1 fund); Clough Global Opportunities Fund (1 fund); and Principal Real Estate Income Fund (1 fund).
Michael “Ross” Shell, 1970	Trustee and Chairman	Since 2009; Chairman Since 2024	Mr. Shell is Founder and CEO of Red Idea, LLC, a strategic consulting/early stage venture firm (since June 2008). Mr. Shell is currently the CEO of TalkBox, a phone/privacy booth company and key venture of Red Idea, LLC (since 2023) and a board member of DLVR, a package security company (since 2018). Mr. Shell serves on the Finance Committee serving the Board of Directors of Children’s Hospital of Colorado (since 2023) and served on the Advisory Board, St. Vrain School District Innovation Center (from 2015-2018). Mr. Shell graduated with honors from Stanford University with a degree in Political Science.	17	None.

OFFICERS

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***
Lucas Foss, 1977	President	Since 2022	Mr. Foss rejoined ALPS in November 2017 and is currently Director, Fund Compliance and Governance. Prior to his current role, Mr. Foss served as the Director of Compliance at Transamerica Asset Management (2015-2017) and Deputy Chief Compliance Officer at ALPS (2012-2015). Mr. Foss is President of ALPS Series Trust and Chief Compliance Officer of Bluerock Total Income + Real Estate Fund; Bluerock High Income Institutional Credit Fund; SPDR® S&P 500® ETF Trust, SPDR® Dow Jones® Industrial Average ETF Trust, and SPDR® S&P MIDCAP 400® ETF Trust.
Jennell Panella, 1974	Treasurer	Since 2020	Ms. Panella joined ALPS in June 2012 and is currently Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Panella served as Financial Reporting Manager for Parker Global Strategies, LLC (2009-2012).
Paul Holland, 1966	Assistant Treasurer	Since 2024	Mr. Holland joined ALPS in July 2022 and is currently a Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Mr. Holland held the position of analyst/manager at JP Morgan Chase & Co., consultant/manager at Brown Brothers Harriman & Co., analyst/AVP at Wellington Management Company, LLP and controller at real estate firms John J. Flatley Company and The Revival Companies.
Ted Uhl, 1974	Chief Compliance Officer (“CCO”)	Since 2010	Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS. Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint. Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Uhl is also CCO of ALPS Interval Fund Platform, Centre Funds, GraniteShares ETF Trust, Axonic Funds, Accordant ODCE Index Fund and FS MVP Private Markets Fund. Mr. Uhl formerly served as CCO of the Boulder Growth & Income Fund, Inc., Index Funds and Reality Shares ETF Trust.

Brendan Hamill, 1986	Secretary	Since 2024	Mr. Hamill rejoined ALPS in April 2024, and is currently Vice President and Principal Legal Counsel. Prior to his current role, Mr. Hamill was an Attorney-Adviser at the U.S. Securities and Exchange Commission (October 2022-March 2024), Vice President and Principal Legal Counsel ALPS (August 2021-October 2022), and an attorney at Lewis Brisbois Bisgaard & Smith, LLP (law firm) (December 2018-August 2021). Mr. Hamill also serves as Secretary of each of the ALPS ETF Trust, ALPS Variable Investment Trust, and the Principal Real Estate Income Fund.
Sheri Zetterower, 1963	Assistant Secretary	Since 2023	Ms. Zetterower rejoined ALPS in August 2022 and is currently a Senior Paralegal of ALPS Fund Services, Inc. Prior to her current role, Ms. Zetterower worked at Ultimus Fund Solutions, Inc. (November 2020 – August 2022) and ALPS Fund Services, Inc. (April 2013 – October 2020).
Benjamin Winograd, 1993	Assistant Secretary	Since 2023	Mr. Winograd joined ALPS in June 2023 and is currently Principal Legal Counsel. Prior to joining ALPS, Mr. Winograd was the Director of Enforcement at AdvisorLaw (law firm) from February 2020-August 2022. He also serves as Assistant Secretary of AVIT.

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.
**	This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustees successor is elected and appointed, or such Trustee resigns or is deceased. Officers are elected on an annual basis.
***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.
****	The Fund Complex includes all series of the Trust, currently 17, and any other investment companies for which ALPS Advisors, CoreCommodity, RiverFront, Kotak, or Smith Capital provides investment advisory services (currently 34 funds, 0 funds, 3 funds, 0 funds, and 1 fund, respectively).

In addition, the Trustee information for Jeremy W. Deems found under the “Additional Information About the Trustees’ Qualifications and Experience” is deleted and replaced with the following:

Jeremy W. Deems

Mr. Deems has been an Independent Trustee of the Trust since March 11, 2008. In 2007, Mr. Deems co-founded Green Alpha Advisors, LLC, a registered investment adviser, for which he currently serves as Chief Financial Officer and Chief Compliance Officer. He is also a co-portfolio manager of the AXS Green Alpha ETF. Prior to co-founding Green Alpha Advisors, Mr. Deems was CFO of Forward Management, LLC, investment advisor to the Forward Funds and Sierra Club Mutual Funds, where he was also co-portfolio manager to the Sierra Club Stock Fund. In addition, he was the CFO of ReFlow Management Co., LLC. Prior to joining Forward and ReFlow, he served as Regional Marketing Assistant within the Investment Consulting Services Group at Morgan Stanley Dean Witter. Mr. Deems received a B.S. and a MBA in finance from Saint Mary’s College of California and was a licensed Certified Public Accountant from 2001 to 2016. He was selected to serve as a Trustee of the Trust based on his business, financial services, accounting and investment management experience.

In addition, the Trustee information for Edmund J. Burke found under the “Additional Information About the Trustees’ Qualifications and Experience” is deleted and replaced with the following:

Edmund J. Burke

Mr. Burke has been an Independent Trustee of the Trust since June 14, 2022. Prior to that he served as an Interested Trustee of the Trust beginning August 7, 2009. Mr. Burke joined ALPS Fund Services, Inc., the Funds’ administrator, in 1991 and retired in 2019. He previously served as Director of ALPS Holdings, Inc., ALPS Fund Services, Inc., ALPS Advisors, Inc., ALPS Distributors, Inc., the Funds’ principal underwriter, and ALPS Portfolio Solutions Distributor, Inc. Mr. Burke has over 20 years of financial services and investment management experience. Before joining ALPS, Mr. Burke was a Regional Vice President for the Pioneer Funds in Boston and has also worked with Fidelity. Mr. Burke has a B.A. in Economics from the University of New Hampshire. He was selected to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST

(THE “TRUST”)

ALPS | Kotak India ESG Fund

(the “Fund”)

SUPPLEMENT DATED JULY 26, 2024 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2024, AS SUPPLEMENTED

Effective immediately, the tables in the “Trustees and Officers” section in the Fund’s Statement of Information are deleted and replaced in its entirety with the following information:

INDEPENDENT TRUSTEES

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years***
Mary K. Anstine, 1940	Trustee	Since 1997	Ms. Anstine is Trustee/Director of AV Hunter Trust and Colorado Uplift Board.	48	Ms. Anstine is a Trustee of ALPS ETF Trust (24 funds); ALPS Variable Investment Trust (7 funds); Reaves Utility Income Fund (1 fund); and Segall Bryant & Hamill Trust through December 2020 (14 funds).
Edmund J. Burke, 1961	Trustee	Since 2009	Mr. Burke joined ALPS in 1991 and served as the President and Director of ALPS Holdings, Inc., and ALPS Advisors, Inc., and Director of ALPS Distributors, Inc., ALPS Fund Services, Inc. (“ALPS”), and ALPS Portfolio Solutions Distributor, Inc. (collectively, the “ALPS Companies”). Mr. Burke retired from the ALPS Companies in June 2019. Mr. Burke is currently a partner at ETF Action, a web-based system that provides data and analytics to registered investment advisers, (since 2020) and a Director of Blue Biofuels (since 2020) and Alliance Bioenergy Plus, Inc., a technology company focused on emerging technologies in the renewable energy, biofuels, and bioplastics technology sectors (since 2020).	43	Mr. Burke is a Trustee of ALPS ETF Trust (24 funds); Clough Global Dividend and Income Fund (1 fund); Clough Global Equity Fund (1 fund); Clough Global Opportunities Fund (1 fund); Liberty All-Star Equity Fund (1 fund); and Director of the Liberty All-Star Growth Fund, Inc. (1 fund).

Jeremy W. Deems, 1976	Trustee	Since 2009	Mr. Deems is the Co-Founder and Chief Financial Officer of Green Alpha Advisors, LLC, a registered investment advisor, and Co-Portfolio Manager of the AXS Green Alpha ETF.	48	Mr. Deems is a Trustee of ALPS ETF Trust (24 funds); ALPS Variable Investment Trust (7 funds); and Reaves Utility Income Fund (1 fund).
Jerry G. Rutledge, 1944	Trustee	Since 2009	Mr. Rutledge is the President and owner of Rutledge’s Inc., a retail clothing business.	18	Mr. Rutledge is a Trustee of Clough Global Dividend and Income Fund (1 fund); Clough Global Equity Fund (1 fund); Clough Global Opportunities Fund (1 fund); and Principal Real Estate Income Fund (1 fund).
Michael “Ross” Shell, 1970	Trustee and Chairman	Since 2009; Chairman Since 2024	Mr. Shell is Founder and CEO of Red Idea, LLC, a strategic consulting/early stage venture firm (since June 2008). Mr. Shell is currently the CEO of TalkBox, a phone/privacy booth company and key venture of Red Idea, LLC (since 2023) and a board member of DLVR, a package security company (since 2018). Mr. Shell serves on the Finance Committee serving the Board of Directors of Children’s Hospital of Colorado (since 2023) and served on the Advisory Board, St. Vrain School District Innovation Center (from 2015-2018). Mr. Shell graduated with honors from Stanford University with a degree in Political Science.	17	None.

OFFICERS

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***
Lucas Foss, 1977	President	Since 2022	Mr. Foss rejoined ALPS in November 2017 and is currently Director, Fund Compliance and Governance. Prior to his current role, Mr. Foss served as the Director of Compliance at Transamerica Asset Management (2015-2017) and Deputy Chief Compliance Officer at ALPS (2012-2015). Mr. Foss is President of ALPS Series Trust and Chief Compliance Officer of Bluerock Total Income + Real Estate Fund; Bluerock High Income Institutional Credit Fund; SPDR® S&P 500® ETF Trust, SPDR® Dow Jones® Industrial Average ETF Trust, and SPDR® S&P MIDCAP 400® ETF Trust.
Jennell Panella, 1974	Treasurer	Since 2020	Ms. Panella joined ALPS in June 2012 and is currently Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Panella served as Financial Reporting Manager for Parker Global Strategies, LLC (2009-2012).
Paul Holland, 1966	Assistant Treasurer	Since 2024	Mr. Holland joined ALPS in July 2022 and is currently a Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Mr. Holland held the position of analyst/manager at JP Morgan Chase & Co., consultant/manager at Brown Brothers Harriman & Co., analyst/AVP at Wellington Management Company, LLP and controller at real estate firms John J. Flatley Company and The Revival Companies.
Ted Uhl, 1974	Chief Compliance Officer (“CCO”)	Since 2010	Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS. Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint. Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Uhl is also CCO of ALPS Interval Fund Platform, Centre Funds, GraniteShares ETF Trust, Axonic Funds, Accordant ODCE Index Fund and FS MVP Private Markets Fund. Mr. Uhl formerly served as CCO of the Boulder Growth & Income Fund, Inc., Index Funds and Reality Shares ETF Trust.

Brendan Hamill, 1986	Secretary	Since 2024	Mr. Hamill rejoined ALPS in April 2024, and is currently Vice President and Principal Legal Counsel. Prior to his current role, Mr. Hamill was an Attorney-Adviser at the U.S. Securities and Exchange Commission (October 2022-March 2024), Vice President and Principal Legal Counsel ALPS (August 2021-October 2022), and an attorney at Lewis Brisbois Bisgaard & Smith, LLP (law firm) (December 2018-August 2021). Mr. Hamill also serves as Secretary of each of the ALPS ETF Trust, ALPS Variable Investment Trust, and the Principal Real Estate Income Fund.
Sheri Zetterower, 1963	Assistant Secretary	Since 2023	Ms. Zetterower rejoined ALPS in August 2022 and is currently a Senior Paralegal of ALPS Fund Services, Inc. Prior to her current role, Ms. Zetterower worked at Ultimus Fund Solutions, Inc. (November 2020 – August 2022) and ALPS Fund Services, Inc. (April 2013 – October 2020).
Benjamin Winograd, 1993	Assistant Secretary	Since 2023	Mr. Winograd joined ALPS in June 2023 and is currently Principal Legal Counsel. Prior to joining ALPS, Mr. Winograd was the Director of Enforcement at AdvisorLaw (law firm) from February 2020-August 2022. He also serves as Assistant Secretary of AVIT.

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.
**	This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustees successor is elected and appointed, or such Trustee resigns or is deceased. Officers are elected on an annual basis.
***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.
****

The Fund Complex includes all series of the Trust, currently 17, and any other investment companies for which ALPS Advisors, CoreCommodity, RiverFront, Kotak, or Smith Capital provides investment advisory services (currently 34 funds, 0 funds, 3 funds, 0 funds, and 1 fund, respectively).

In addition, the Trustee information for Jeremy W. Deems found under the “Additional Information About the Trustees’ Qualifications and Experience” is deleted and replaced with the following:

Jeremy W. Deems

Mr. Deems has been an Independent Trustee of the Trust since March 11, 2008. In 2007, Mr. Deems co-founded Green Alpha Advisors, LLC, a registered investment adviser, for which he currently serves as Chief Financial Officer and Chief Compliance Officer. He is also a co-portfolio manager of the AXS Green Alpha ETF. Prior to co-founding Green Alpha Advisors, Mr. Deems was CFO of Forward Management, LLC, investment advisor to the Forward Funds and Sierra Club Mutual Funds, where he was also co-portfolio manager to the Sierra Club Stock Fund. In addition, he was the CFO of ReFlow Management Co., LLC. Prior to joining Forward and ReFlow, he served as Regional Marketing Assistant within the Investment Consulting Services Group at Morgan Stanley Dean Witter. Mr. Deems received a B.S. and a MBA in finance from Saint Mary’s College of California and was a licensed Certified Public Accountant from 2001 to 2016. He was selected to serve as a Trustee of the Trust based on his business, financial services, accounting and investment management experience.

In addition, the Trustee information for Edmund J. Burke found under the “Additional Information About the Trustees’ Qualifications and Experience” is deleted and replaced with the following:

Edmund J. Burke

Mr. Burke has been an Independent Trustee of the Trust since June 14, 2022. Prior to that he served as an Interested Trustee of the Trust beginning August 7, 2009. Mr. Burke joined ALPS Fund Services, Inc., the Funds’ administrator, in 1991 and retired in 2019. He previously served as Director of ALPS Holdings, Inc., ALPS Fund Services, Inc., ALPS Advisors, Inc., ALPS Distributors, Inc., the Funds’ principal underwriter, and ALPS Portfolio Solutions Distributor, Inc. Mr. Burke has over 20 years of financial services and investment management experience. Before joining ALPS, Mr. Burke was a Regional Vice President for the Pioneer Funds in Boston and has also worked with Fidelity. Mr. Burke has a B.A. in Economics from the University of New Hampshire. He was selected to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST

(THE “TRUST”)

ALPS | CoreCommodity Management CompleteCommodities Strategy Fund (the “Fund”)

SUPPLEMENT DATED JULY 26, 2024 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JULY 5, 2024, AS SUPPLEMENTED

Effective immediately, the tables in the “Trustees and Officers” section in the Fund’s Statement of Information are deleted and replaced in its entirety with the following information:

INDEPENDENT TRUSTEES

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years***
Mary K. Anstine, 1940	Trustee	Since 1997	Ms. Anstine is Trustee/Director of AV Hunter Trust and Colorado Uplift Board.	48	Ms. Anstine is a Trustee of ALPS ETF Trust (24 funds); ALPS Variable Investment Trust (7 funds); Reaves Utility Income Fund (1 fund); and Segall Bryant & Hamill Trust through December 2020 (14 funds).
Edmund J. Burke, 1961	Trustee	Since 2009	Mr. Burke joined ALPS in 1991 and served as the President and Director of ALPS Holdings, Inc., and ALPS Advisors, Inc., and Director of ALPS Distributors, Inc., ALPS Fund Services, Inc. (“ALPS”), and ALPS Portfolio Solutions Distributor, Inc. (collectively, the “ALPS Companies”). Mr. Burke retired from the ALPS Companies in June 2019. Mr. Burke is currently a partner at ETF Action, a web-based system that provides data and analytics to registered investment advisers, (since 2020) and a Director of Blue Biofuels (since 2020) and Alliance Bioenergy Plus, Inc., a technology company focused on emerging technologies in the renewable energy, biofuels, and bioplastics technology sectors (since 2020).	43	Mr. Burke is a Trustee of ALPS ETF Trust (24 funds); Clough Global Dividend and Income Fund (1 fund); Clough Global Equity Fund (1 fund); Clough Global Opportunities Fund (1 fund); Liberty All-Star Equity Fund (1 fund); and Director of the Liberty All-Star Growth Fund, Inc. (1 fund).

Jeremy W. Deems, 1976	Trustee	Since 2009	Mr. Deems is the Co-Founder and Chief Financial Officer of Green Alpha Advisors, LLC, a registered investment advisor, and Co-Portfolio Manager of the AXS Green Alpha ETF.	48	Mr. Deems is a Trustee of ALPS ETF Trust (24 funds); ALPS Variable Investment Trust (7 funds); and Reaves Utility Income Fund (1 fund).
Jerry G. Rutledge, 1944	Trustee	Since 2009	Mr. Rutledge is the President and owner of Rutledge’s Inc., a retail clothing business.	18	Mr. Rutledge is a Trustee of Clough Global Dividend and Income Fund (1 fund); Clough Global Equity Fund (1 fund); Clough Global Opportunities Fund (1 fund); and Principal Real Estate Income Fund (1 fund).
Michael “Ross” Shell, 1970	Trustee and Chairman	Since 2009; Chairman Since 2024	Mr. Shell is Founder and CEO of Red Idea, LLC, a strategic consulting/early stage venture firm (since June 2008). Mr. Shell is currently the CEO of TalkBox, a phone/privacy booth company and key venture of Red Idea, LLC (since 2023) and a board member of DLVR, a package security company (since 2018). Mr. Shell serves on the Finance Committee serving the Board of Directors of Children’s Hospital of Colorado (since 2023) and served on the Advisory Board, St. Vrain School District Innovation Center (from 2015-2018). Mr. Shell graduated with honors from Stanford University with a degree in Political Science.	17	None.

OFFICERS

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***
Lucas Foss, 1977	President	Since 2022	Mr. Foss rejoined ALPS in November 2017 and is currently Director, Fund Compliance and Governance. Prior to his current role, Mr. Foss served as the Director of Compliance at Transamerica Asset Management (2015-2017) and Deputy Chief Compliance Officer at ALPS (2012-2015). Mr. Foss is President of ALPS Series Trust and Chief Compliance Officer of Bluerock Total Income + Real Estate Fund; Bluerock High Income Institutional Credit Fund; SPDR® S&P 500® ETF Trust, SPDR® Dow Jones® Industrial Average ETF Trust, and SPDR® S&P MIDCAP 400® ETF Trust.
Jennell Panella, 1974	Treasurer	Since 2020	Ms. Panella joined ALPS in June 2012 and is currently Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Panella served as Financial Reporting Manager for Parker Global Strategies, LLC (2009-2012).
Paul Holland, 1966	Assistant Treasurer	Since 2024	Mr. Holland joined ALPS in July 2022 and is currently a Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Mr. Holland held the position of analyst/manager at JP Morgan Chase & Co., consultant/manager at Brown Brothers Harriman & Co., analyst/AVP at Wellington Management Company, LLP and controller at real estate firms John J. Flatley Company and The Revival Companies.
Ted Uhl, 1974	Chief Compliance Officer (“CCO”)	Since 2010	Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS. Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint. Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Uhl is also CCO of ALPS Interval Fund Platform, Centre Funds, GraniteShares ETF Trust, Axonic Funds, Accordant ODCE Index Fund and FS MVP Private Markets Fund. Mr. Uhl formerly served as CCO of the Boulder Growth & Income Fund, Inc., Index Funds and Reality Shares ETF Trust.

Brendan Hamill, 1986	Secretary	Since 2024	Mr. Hamill rejoined ALPS in April 2024, and is currently Vice President and Principal Legal Counsel. Prior to his current role, Mr. Hamill was an Attorney-Adviser at the U.S. Securities and Exchange Commission (October 2022-March 2024), Vice President and Principal Legal Counsel ALPS (August 2021-October 2022), and an attorney at Lewis Brisbois Bisgaard & Smith, LLP (law firm) (December 2018-August 2021). Mr. Hamill also serves as Secretary of each of the ALPS ETF Trust, ALPS Variable Investment Trust, and the Principal Real Estate Income Fund.
Sheri Zetterower, 1963	Assistant Secretary	Since 2023	Ms. Zetterower rejoined ALPS in August 2022 and is currently a Senior Paralegal of ALPS Fund Services, Inc. Prior to her current role, Ms. Zetterower worked at Ultimus Fund Solutions, Inc. (November 2020 – August 2022) and ALPS Fund Services, Inc. (April 2013 – October 2020).
Benjamin Winograd, 1993	Assistant Secretary	Since 2023	Mr. Winograd joined ALPS in June 2023 and is currently Principal Legal Counsel. Prior to joining ALPS, Mr. Winograd was the Director of Enforcement at AdvisorLaw (law firm) from February 2020-August 2022. He also serves as Assistant Secretary of AVIT.

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.
**	This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustees successor is elected and appointed, or such Trustee resigns or is deceased. Officers are elected on an annual basis.
***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.
****

The Fund Complex includes all series of the Trust, currently 17, and any other investment companies for which ALPS Advisors, CoreCommodity, RiverFront, Kotak, or Smith Capital provides investment advisory services (currently 34 funds, 0 funds, 3 funds, 0 funds, and 1 fund, respectively).

In addition, the Trustee information for Edmund J. Burke found under the “Additional Information About the Trustees’ Qualifications and Experience” is deleted and replaced with the following:

Edmund J. Burke

Mr. Burke has been an Independent Trustee of the Trust since June 14, 2022. Prior to that he served as an Interested Trustee of the Trust beginning August 7, 2009. Mr. Burke joined ALPS Fund Services, Inc., the Funds’ administrator, in 1991 and retired in 2019. He previously served as Director of ALPS Holdings, Inc., ALPS Fund Services, Inc., ALPS Advisors, Inc., ALPS Distributors, Inc., the Funds’ principal underwriter, and ALPS Portfolio Solutions Distributor, Inc. Mr. Burke has over 20 years of financial services and investment management experience. Before joining ALPS, Mr. Burke was a Regional Vice President for the Pioneer Funds in Boston and has also worked with Fidelity. Mr. Burke has a B.A. in Economics from the University of New Hampshire. He was selected to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST

(THE “TRUST”)

ALPS | CoreCommodity Natural Resources ETF (the “Fund”)

SUPPLEMENT DATED JULY 26, 2024 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JULY 5, 2024, AS SUPPLEMENTED

Effective immediately, the tables in the “Trustees and Officers” section in the Fund’s Statement of Information are deleted and replaced in its entirety with the following information:

INDEPENDENT TRUSTEES

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years***
Mary K. Anstine, 1940	Trustee	Since 1997	Ms. Anstine is Trustee/Director of AV Hunter Trust and Colorado Uplift Board.	48	Ms. Anstine is a Trustee of ALPS ETF Trust (24 funds); ALPS Variable Investment Trust (7 funds); Reaves Utility Income Fund (1 fund); and Segall Bryant & Hamill Trust through December 2020 (14 funds).
Edmund J. Burke, 1961	Trustee	Since 2009	Mr. Burke joined ALPS in 1991 and served as the President and Director of ALPS Holdings, Inc., and ALPS Advisors, Inc., and Director of ALPS Distributors, Inc., ALPS Fund Services, Inc. (“ALPS”), and ALPS Portfolio Solutions Distributor, Inc. (collectively, the “ALPS Companies”). Mr. Burke retired from the ALPS Companies in June 2019. Mr. Burke is currently a partner at ETF Action, a web-based system that provides data and analytics to registered investment advisers, (since 2020) and a Director of Blue Biofuels (since 2020) and Alliance Bioenergy Plus, Inc., a technology company focused on emerging technologies in the renewable energy, biofuels, and bioplastics technology sectors (since 2020).	43	Mr. Burke is a Trustee of ALPS ETF Trust (24 funds); Clough Global Dividend and Income Fund (1 fund); Clough Global Equity Fund (1 fund); Clough Global Opportunities Fund (1 fund); Liberty All-Star Equity Fund (1 fund); and Director of the Liberty All-Star Growth Fund, Inc. (1 fund).

Jeremy W. Deems, 1976	Trustee	Since 2009	Mr. Deems is the Co-Founder and Chief Financial Officer of Green Alpha Advisors, LLC, a registered investment advisor, and Co-Portfolio Manager of the AXS Green Alpha ETF.	48	Mr. Deems is a Trustee of ALPS ETF Trust (24 funds); ALPS Variable Investment Trust (7 funds); and Reaves Utility Income Fund (1 fund).
Jerry G. Rutledge, 1944	Trustee	Since 2009	Mr. Rutledge is the President and owner of Rutledge’s Inc., a retail clothing business.	18	Mr. Rutledge is a Trustee of Clough Global Dividend and Income Fund (1 fund); Clough Global Equity Fund (1 fund); Clough Global Opportunities Fund (1 fund); and Principal Real Estate Income Fund (1 fund).
Michael “Ross” Shell, 1970	Trustee and Chairman	Since 2009; Chairman Since 2024	Mr. Shell is Founder and CEO of Red Idea, LLC, a strategic consulting/early stage venture firm (since June 2008). Mr. Shell is currently the CEO of TalkBox, a phone/privacy booth company and key venture of Red Idea, LLC (since 2023) and a board member of DLVR, a package security company (since 2018). Mr. Shell serves on the Finance Committee serving the Board of Directors of Children’s Hospital of Colorado (since 2023) and served on the Advisory Board, St. Vrain School District Innovation Center (from 2015-2018). Mr. Shell graduated with honors from Stanford University with a degree in Political Science.	17	None.

OFFICERS

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***
Lucas Foss, 1977	President	Since 2022	Mr. Foss rejoined ALPS in November 2017 and is currently Director, Fund Compliance and Governance. Prior to his current role, Mr. Foss served as the Director of Compliance at Transamerica Asset Management (2015-2017) and Deputy Chief Compliance Officer at ALPS (2012-2015). Mr. Foss is President of ALPS Series Trust and Chief Compliance Officer of Bluerock Total Income + Real Estate Fund; Bluerock High Income Institutional Credit Fund; SPDR® S&P 500® ETF Trust, SPDR® Dow Jones® Industrial Average ETF Trust, and SPDR® S&P MIDCAP 400® ETF Trust.
Jennell Panella, 1974	Treasurer	Since 2020	Ms. Panella joined ALPS in June 2012 and is currently Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Panella served as Financial Reporting Manager for Parker Global Strategies, LLC (2009-2012).
Paul Holland, 1966	Assistant Treasurer	Since 2024	Mr. Holland joined ALPS in July 2022 and is currently a Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Mr. Holland held the position of analyst/manager at JP Morgan Chase & Co., consultant/manager at Brown Brothers Harriman & Co., analyst/AVP at Wellington Management Company, LLP and controller at real estate firms John J. Flatley Company and The Revival Companies.
Ted Uhl, 1974	Chief Compliance Officer (“CCO”)	Since 2010	Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS. Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint. Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Uhl is also CCO of ALPS Interval Fund Platform, Centre Funds, GraniteShares ETF Trust, Axonic Funds, Accordant ODCE Index Fund and FS MVP Private Markets Fund. Mr. Uhl formerly served as CCO of the Boulder Growth & Income Fund, Inc., Index Funds and Reality Shares ETF Trust.

Brendan Hamill, 1986	Secretary	Since 2024	Mr. Hamill rejoined ALPS in April 2024, and is currently Vice President and Principal Legal Counsel. Prior to his current role, Mr. Hamill was an Attorney-Adviser at the U.S. Securities and Exchange Commission (October 2022-March 2024), Vice President and Principal Legal Counsel ALPS (August 2021-October 2022), and an attorney at Lewis Brisbois Bisgaard & Smith, LLP (law firm) (December 2018-August 2021). Mr. Hamill also serves as Secretary of each of the ALPS ETF Trust, ALPS Variable Investment Trust, and the Principal Real Estate Income Fund.
Sheri Zetterower, 1963	Assistant Secretary	Since 2023	Ms. Zetterower rejoined ALPS in August 2022 and is currently a Senior Paralegal of ALPS Fund Services, Inc. Prior to her current role, Ms. Zetterower worked at Ultimus Fund Solutions, Inc. (November 2020 – August 2022) and ALPS Fund Services, Inc. (April 2013 – October 2020).
Benjamin Winograd, 1993	Assistant Secretary	Since 2023	Mr. Winograd joined ALPS in June 2023 and is currently Principal Legal Counsel. Prior to joining ALPS, Mr. Winograd was the Director of Enforcement at AdvisorLaw (law firm) from February 2020-August 2022. He also serves as Assistant Secretary of AVIT.

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.
**	This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustees successor is elected and appointed, or such Trustee resigns or is deceased. Officers are elected on an annual basis.
***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.
****

The Fund Complex includes all series of the Trust, currently 17, and any other investment companies for which ALPS Advisors, CoreCommodity, RiverFront, Kotak, or Smith Capital provides investment advisory services (currently 34 funds, 0 funds, 3 funds, 0 funds, and 1 fund, respectively).

In addition, the Trustee information for Edmund J. Burke found under the “Additional Information About the Trustees’ Qualifications and Experience” is deleted and replaced with the following:

Edmund J. Burke

Mr. Burke has been an Independent Trustee of the Trust since June 14, 2022. Prior to that he served as an Interested Trustee of the Trust beginning August 7, 2009. Mr. Burke joined ALPS Fund Services, Inc., the Funds’ administrator, in 1991 and retired in 2019. He previously served as Director of ALPS Holdings, Inc., ALPS Fund Services, Inc., ALPS Advisors, Inc., ALPS Distributors, Inc., the Funds’ principal underwriter, and ALPS Portfolio Solutions Distributor, Inc. Mr. Burke has over 20 years of financial services and investment management experience. Before joining ALPS, Mr. Burke was a Regional Vice President for the Pioneer Funds in Boston and has also worked with Fidelity. Mr. Burke has a B.A. in Economics from the University of New Hampshire. He was selected to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.